Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets [Abstract]
Schedule of prepayments and other assets
(In thousands)	December 31, 2021	December 31, 2022
Prepayments	3,859	2,850
Deposits	1,389	1,215
Export tax receivable	744	—
VAT recoverable	729	715
Others	814	163
Total of prepayments and other assets	7,535	4,943

Schedule of current and non current prepayments and other assets
(In thousands)	December 31, 2021	December 31, 2022
Current	6,225	4,255
Non-current	1,310	688
Total of prepayments and other assets	7,535	4,943